SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Systematic Fixed Income Fund

(the “Fund”)

Supplement dated July 3, 2024 to the Fund’s Summary Prospectus and Prospectus,

each dated December 31, 2023, as supplemented.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I. Linda Raggi no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Linda Raggi are hereby deleted from the Summary Prospectus and Prospectus.

II. Jan Ho now serves as a portfolio manager for the Fund. Myles Bradshaw, CFA, and Viren Patel, CFA, will continue to serve as portfolio managers for the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The “Portfolio Managers – J.P. Morgan Investment Management, Inc.” section of the Summary Prospectus and the corresponding section of the Prospectus are deleted and replaced with the following:

The Sub-Advised portfolio is managed by a team that includes: Myles Bradshaw, CFA, Managing Director, Head of Global Aggregate Portfolio Management within the Global Fixed Income, Currency, & Commodities (“GFICC group”), Viren Patel, CFA, Executive Director, GFICC group and Jan Ho, Executive Director, GFICC group. Mr. Patel has been a manager on the Fund since 2023. Messrs. Bradshaw and Ho have been managers on the Fund since 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Global Systematic Fixed Income Fund

(the “Fund”)

Supplement dated July 3, 2024 to the Fund’s Statement of Additional Information (“SAI”),

dated December 31, 2023, as supplemented.

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I. Linda Raggi no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Linda Raggi are hereby deleted from the SAI.

II. Jan Ho now serves as a portfolio manager for the Fund. Myles Bradshaw, CFA, and Viren Patel, CFA, will continue to serve as portfolio managers for the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	The “Portfolio Managers – J.P. Morgan Investment Management, Inc. – Ownership of Securities” section of the SAI is deleted and replaced with the following:

As of May 31, 2024, the portfolio managers of the Sub-Adviser did not beneficially own shares of any of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE